Organization and Summary of Significant Accounting Policies (Details 1) - Rabbi Trust - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Assets:
Total assets at fair value	$ 2,344	$ 2,248
Fixed Income Funds
Assets:
Total assets at fair value	679	754
Level 1
Assets:
Total assets at fair value	2,344	2,220
Level 1 | Fixed Income Funds
Assets:
Total assets at fair value	679	754
Level 2
Assets:
Total assets at fair value		28
Stock Index Fund | Small Cap
Assets:
Total assets at fair value	372	346
Stock Index Fund | Mid Cap
Assets:
Total assets at fair value	365	226
Stock Index Fund | Large Cap
Assets:
Total assets at fair value	490	448
Stock Index Fund | International
Assets:
Total assets at fair value	438	446
Stock Index Fund | Level 1 | Small Cap
Assets:
Total assets at fair value	372	346
Stock Index Fund | Level 1 | Mid Cap
Assets:
Total assets at fair value	365	226
Stock Index Fund | Level 1 | Large Cap
Assets:
Total assets at fair value	490	448
Stock Index Fund | Level 1 | International
Assets:
Total assets at fair value	$ 438	446
Cash and Cash Equivalents
Assets:
Total assets at fair value		28
Cash and Cash Equivalents | Level 2
Assets:
Total assets at fair value		$ 28